SHORT-TERM AND LONG-TERM DEBT - Composition of short-term debt (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	$ 1,425	$ 1,119
Current portion of long-term debt	1,084	1,406
Lease obligations	185	214
Total	$ 2,694	$ 2,739
Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate on short-term borrowings	3.70%	3.80%